Finance lease receivables - Summary of lease receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	£ 1,306	£ 1,670
Unearned finance income	(150)	(111)
Present value	1,156	1,559
No later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	211	409
Unearned finance income	(24)	(20)
Present value	187	389
2024: Annual average growth rate
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	214	251
Unearned finance income	(26)	(19)
Present value	188	232
2025: Annual average growth rate
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	207	187
Unearned finance income	(21)	(17)
Present value	186	170
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	117	177
Unearned finance income	(16)	(13)
Present value	101	164
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	100	90
Unearned finance income	(13)	(9)
Present value	87	81
Later than one year and no later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	638	705
Unearned finance income	(76)	(58)
Present value	562	647
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	457	556
Unearned finance income	(50)	(33)
Present value	£ 407	£ 523